Net earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Loss Per Share Details Narrative
Income available to common stockholders ($ in thousands)	$ 4	$ 2,795	$ 2,871
Basic weighted average common shares outstanding	4,910,357	5,143,648	5,173,431
Basic net earnings per share	$ 0	$ 0.54	$ 0.55
Basic weighted average common shares outstandings	4,910,357	5,143,648	5,173,431
Effect of dilutive securities – Options	380,547	172,745	0
Diluted weighted average common and potential common shares outstanding	5,290,904	5,316,393	5,173,431
Diluted net earnings income per share	$ 0	$ 0.53	$ 0.55